Non-controlling interests (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (360,431,202)	$ (101,650,383)
Shaanxi Zhongmao Economy Development Co Ltd [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%	34.02%
Non-controlling interests	$ 0	$ 6,285,895
Xinyuan Property Management Service (Cayman) Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	32.50%	32.50%
Non-controlling interests	$ (44,142,857)	$ (28,398,921)
Taicang Pengchi Real Estate Co., Limited. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	83.00%	83.00%
Non-controlling interests	$ (35,235,533)	$ (31,228,046)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	80.00%	80.00%
Non-controlling interests	$ (42,530,617)	$ (34,280,307)
Henan Renxin Real Estate Co., Ltd. ("Henan Renxin") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ 0	$ 0
Suzhou Yefang Real Estate Co., Limited. ("Suzhou Yefang") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	79.99%	79.99%
Non-controlling interests	$ (12,256,043)	$ (11,463,297)
Other Companies [Member]
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 1,282,244	$ (2,565,707)
Henan Yanchuang Enterprise Management Consulting Co. Ltd
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ (225,290,809)
Zhengzhou Xinhe Real Estate Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	20.00%
Non-controlling interests	$ (2,257,587)